Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Mar. 31, 2012		Apr. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables due from licensees	$ 7,301		$ 6,026		$ 5,315
Receivables, Gross, Current	143,794		159,266		107,969
Less allowances:	(39,094)	[1]	(32,040)	[1],[2]	(27,888)	[2]
Receivables, net	104,700		127,226		80,081
Credit Risk Assumed by Factors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	106,530		125,219		82,111
Credit Risk Assumed by Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 29,963		$ 28,021		$ 20,543

[1]	Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.
[2]	Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.